CONSOLIDATED BALANCE SHEETS	Sep. 30, 2017 USD ($)
Assets:
Cash	$ 11,729
Other current asset	2,500
Total current assets	14,229
Total assets	14,229
Liabilities and Shareholders' Deficit
Accounts payable	1,081,195
Accrued expenses	1,133,680
Accrued expenses - officer	2,091,513
Accrued expenses - payroll taxes and related penalties and interest	1,006,695
Loans payable in default and accrued interest	1,631,921
Convertible promissory notes	12,535,800
Due to stockholders	2,661,721
Total current liabilities	22,142,525
Stockholders' Deficit:
Common stock	471,151
Additional paid-in capital	6,369,663
Accumulated other comprehensive loss	122,142
Accumulated deficit	(29,104,252)
Total stockholders' deficit	(22,128,296)
Total liabilities and stockholders' deficit	14,229
Series A Preferred Stock [Member]
Stockholders' Deficit:
Preferred stock	5,000
Series B Preferred Stock [Member]
Stockholders' Deficit:
Preferred stock	8,000
Series C Preferred Stock [Member]
Stockholders' Deficit:
Preferred stock	$ 0